Intangible Assets and Goodwill - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Mafco Worldwide & Merisant
Goodwill [Line Items]
Change in the carrying amount of goodwill	$ 0.0	$ 0.0